Investment in Subsidiary (Details Narrative) - Future NRG Sdn. Bhd. [Member]			1 Months Ended
	Dec. 22, 2025 USD ($)	Dec. 22, 2025 MYR (RM)	Jan. 31, 2026 USD ($)	Dec. 31, 2025	Dec. 31, 2024
Share Sale Agreement [Member]
InvestmentinSubsidiaryLineItem [Line Items]
Disposal of equity interest	$ 2,586,000	RM 10,500,000
Solid Orient Holdings [Member]
InvestmentinSubsidiaryLineItem [Line Items]
Ownership percentage	100.00%	100.00%		100.00%	100.00%
Ownership percentage			$ 1,919,251